Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
November 30, 2024
BAM-NPRT3-0125
1.810700.120
Common Stocks - 95.9%
	Shares	Value ($)
BELGIUM - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Liberty Global Ltd Class C (a)	747,400	10,926,988
JAPAN - 0.8%
Communication Services - 0.8%
Entertainment - 0.8%
Nintendo Co Ltd	230,000	13,498,723
PUERTO RICO - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Liberty Latin America Ltd Class C (b)	2,009,186	13,883,475
SINGAPORE - 0.9%
Communication Services - 0.9%
Entertainment - 0.9%
Sea Ltd Class A ADR (b)	136,141	15,492,846
SWITZERLAND - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Sunrise Communications AG ADR	149,480	7,251,275
UNITED KINGDOM - 0.5%
Communication Services - 0.5%
Media - 0.5%
WPP PLC ADR	158,800	8,681,596
UNITED STATES - 91.9%
Communication Services - 87.6%
Diversified Telecommunication Services - 7.1%
AT&T Inc	3,560,400	82,458,864
GCI Liberty Inc Class A (b)(c)(d)	158,132	1
Verizon Communications Inc	895,600	39,710,904
		122,169,769
Entertainment - 19.5%
Liberty Media Corp-Liberty Formula One Class C (b)	8,600	759,896
Liberty Media Corp-Liberty Live Class A (b)	12,132	869,743
Live Nation Entertainment Inc (b)	274,500	37,949,625
Marcus Corp/The	295,300	6,685,592
Netflix Inc (b)	96,000	85,133,760
ROBLOX Corp Class A (b)	290,600	14,567,778
Roku Inc Class A (b)	110,900	7,655,427
Spotify Technology SA (b)	29,100	13,879,536
Take-Two Interactive Software Inc (b)	198,300	37,355,754
TKO Group Holdings Inc Class A (b)	243,735	33,625,681
Walt Disney Co/The	718,371	84,387,041
Warner Bros Discovery Inc (b)	13,798	144,603
Warner Music Group Corp Class A (a)	335,600	10,913,712
		333,928,148
Interactive Media & Services - 52.8%
Alphabet Inc Class A	2,403,000	405,986,850
Angi Inc Class A (a)(b)	1,410,123	2,622,829
Bumble Inc Class A (a)(b)	1,270,600	11,041,514
Match Group Inc (b)	466,270	15,265,680
Meta Platforms Inc Class A	711,700	408,743,544
Pinterest Inc Class A (b)	355,400	10,775,728
Reddit Inc Class A	138,300	19,457,427
Snap Inc Class A (b)	2,414,200	28,511,702
		902,405,274
Media - 8.2%
Altice USA Inc Class A (a)(b)	890,615	2,146,382
Charter Communications Inc Class A (b)	23,200	9,209,588
Comcast Corp Class A	783,300	33,830,727
Liberty Broadband Corp Class A (b)	463,223	39,221,091
Paramount Global Class B (a)	338,500	3,672,725
Trade Desk Inc (The) Class A (b)	402,500	51,741,376
		139,821,889
TOTAL COMMUNICATION SERVICES		1,498,325,080

Consumer Discretionary - 2.6%
Broadline Retail - 2.6%
Amazon.com Inc (b)	211,200	43,906,368
Financials - 1.0%
Capital Markets - 1.0%
Coinbase Global Inc Class A (b)	58,100	17,209,220
Information Technology - 0.7%
IT Services - 0.0%
X Holdings Corp Class A (b)(c)(d)	17,240	508,407
Software - 0.7%
AppLovin Corp Class A (b)	29,100	9,799,425
OpenAI Global LLC rights (b)(c)(d)	919,400	919,400
		10,718,825
TOTAL INFORMATION TECHNOLOGY		11,227,232

TOTAL UNITED STATES		1,570,667,900
TOTAL COMMON STOCKS (Cost $976,870,931)		1,640,402,803

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC (c)(d) (Cost $1,660,526)	21,234	1,650,944

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.64	18,326,973	18,330,638
Fidelity Securities Lending Cash Central Fund (e)(f)	4.64	13,241,895	13,243,219
TOTAL MONEY MARKET FUNDS (Cost $31,573,857)			31,573,857

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $1,010,105,314)	1,673,627,604
NET OTHER ASSETS (LIABILITIES) - 2.2%	37,852,159
NET ASSETS - 100.0%	1,711,479,763

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,078,752 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

OpenAI Global LLC rights	9/30/24	919,400

Waymo LLC	10/18/24	1,660,526

X Holdings Corp Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	52,326,536	354,441,256	388,441,779	499,989	4,625	-	18,330,638	0.0%
Fidelity Securities Lending Cash Central Fund	24,398,716	216,157,790	227,313,287	26,216	-	-	13,243,219	0.1%
Total	76,725,252	570,599,046	615,755,066	526,205	4,625	-	31,573,857

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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